Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	nvit1_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Growth Fund
NVIT Large Cap Growth Fund

Supplement dated December 10, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.           American Century NVIT Growth Fund

1.  Effectively immediately, the American Century NVIT Growth Fund is renamed "NVIT Growth Fund." All references in the Prospectus to the American Century NVIT Growth Fund are updated accordingly.

II.           NVIT Growth Fund and NVIT Large Cap Growth Fund

2.  As of the Effective Date, the Prospectus, as it relates solely to the Funds, is amended as follows:

a.	The information under the heading "Principal Investment Strategies" on pages 3 and 25 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a quantitative process (mathematical and statistical methods) that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser's belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.

In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to industry groups, and then to individual stocks within such industry groups, in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (qualitative research) to refine the results of its quantitative models with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions.  The Fund generally will sell a stock when, under the subadviser's model, its ranking declines. The Fund also may sell a stock when, in the subadviser's opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.

b.	The information under the heading "Principal Risks" on pages 3 and 25 of the Prospectus is deleted in its entirety and replaced with the following:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund's subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund's performance.

American Century NVIT Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit1_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Growth Fund

Supplement dated December 10, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.           American Century NVIT Growth Fund

1.  Effectively immediately, the American Century NVIT Growth Fund is renamed "NVIT Growth Fund." All references in the Prospectus to the American Century NVIT Growth Fund are updated accordingly.

NVIT Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit1_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Large Cap Growth Fund

Supplement dated December 10, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

II.           NVIT Growth Fund and NVIT Large Cap Growth Fund

2.  As of the Effective Date, the Prospectus, as it relates solely to the Funds, is amended as follows:

a.	The information under the heading "Principal Investment Strategies" on pages 3 and 25 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a quantitative process (mathematical and statistical methods) that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser's belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.

In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to industry groups, and then to individual stocks within such industry groups, in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (qualitative research) to refine the results of its quantitative models with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions.  The Fund generally will sell a stock when, under the subadviser's model, its ranking declines. The Fund also may sell a stock when, in the subadviser's opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.

b.	The information under the heading "Principal Risks" on pages 3 and 25 of the Prospectus is deleted in its entirety and replaced with the following:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund's subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund's performance.